Taxation	12 Months Ended
Dec. 31, 2016
Disclosure - Taxation [Abstract]
Taxation
14. Taxation
The Company and its Bermuda domiciled subsidiaries are not subject to Bermuda income or capital gains tax under current Bermuda law. In the event that there is a change in current law such that taxes on income or capital gains are imposed, the Company and its Bermuda domiciled subsidiaries would be exempt from such tax until March 2035 pursuant to the Bermuda Exempted Undertakings Tax Protection Act of 1966.
The Company has subsidiaries and branches that operate in various other jurisdictions around the world that are subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries and branches are subject to tax are Canada, France, Ireland, Singapore, Switzerland and the United States.
Income tax returns are open for examination for the tax years 2012-2016 in Canada, Ireland, Singapore and Switzerland, 2013-2016 in the United States and 2014-2016 in France. As a global organization, the Company may be subject to a variety of transfer pricing or permanent establishment challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the Consolidated Financial Statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the Consolidated Financial Statements.
Income tax expense for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
Current income tax expense
U.S.	$2,798	$81,066	$51,615
Non U.S.	26,913	95,720	184,367
Total current income tax expense	$29,711	$176,786	$235,982
Deferred income tax (benefit) expense
U.S.	$10,070	$(59,624)	$20,410
Non U.S.	(127)	(44,125)	(17,636)
Total deferred income tax (benefit) expense	$9,943	$(103,749)	$2,774
Unrecognized tax expense (benefit)
U.S.	$—	$—	$—
Non U.S.	(13,731)	6,627	750
Total unrecognized tax (benefit) expense	$(13,731)	$6,627	$750
Total income tax expense
U.S.	$12,868	$21,442	$72,025
Non U.S.	13,055	58,222	167,481
Total income tax expense	$25,923	$79,664	$239,506

Income before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income before taxes was as follows for the years ended December 31, 2016, 2015 and 2014 (in thousands of U.S. dollars):

	2016	2015	2014
Domestic (Bermuda)	$334,559	$(63,603)	$686,538
Foreign	138,672	250,417	621,081
Income before taxes	$473,231	$186,814	$1,307,619

Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	6.9	58.3	15.8
Impact of foreign exchange gains (losses)	2.2	1.1	2.2
Unrecognized tax expense	(2.9)	3.5	0.1
Tax-exempt income and expenses not deductible	(3.2)	(8.0)	(2.2)
Foreign branch tax	0.3	(26.8)	1.4
Valuation allowance	0.3	15.2	(0.6)
Other	1.9	(0.7)	1.6
Actual tax rate	5.5%	42.6%	18.3%

Deferred tax assets and liabilities reflect the tax impact of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Significant components of the net deferred tax assets and liabilities at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2016	2015
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$49,029	$61,712
Foreign tax credit carryforwards	80,390	94,560
Tax loss carryforwards	35,708	28,663
Unearned premiums	25,518	23,319
Other deferred tax assets	24,012	49,545
	214,657	257,799
Valuation allowance	(91,819)	(94,176)
Deferred tax assets	122,838	163,623
Deferred tax liabilities
Deferred acquisition costs	50,313	48,759
Goodwill and other intangibles	79,606	85,185
Equalization reserves	39,812	55,715
Unrealized appreciation and timing differences on investments	5,946	23,240
Unrealized appreciation and timing differences on foreign exchange revaluations	49,645	32,592
Other deferred tax liabilities	5,600	22,123
Deferred tax liabilities	230,922	267,614
Net deferred tax liabilities	$(108,084)	$(103,991)

The components of net tax assets and liabilities at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2016	2015
Net tax assets	$194,170	$102,596
Net tax liabilities	(166,113)	(218,652)
Net tax assets (liabilities)	$28,057	$(116,056)

	2016	2015
Net current tax assets	$145,831	$11,773
Net deferred tax liabilities	(108,084)	(103,991)
Net unrecognized tax benefit	(9,690)	(23,838)
Net tax assets (liabilities)	$28,057	$(116,056)

Realization of the deferred tax assets is dependent on generating sufficient taxable income in future periods. Although realization is not assured, management believes that it is more likely than not that the deferred tax assets will be realized. The valuation allowance recorded at December 31, 2016 related to a foreign tax credit carryforward of $80 million and other deferred foreign tax of $7 million in Ireland and to tax loss carryforwards of $4 million in Canada, and $1 million in the United States. The valuation allowance recorded at December 31, 2015 related to a foreign tax credit carryforward of $89 million in Ireland and to tax loss carryforwards of $4 million in Canada, and $1 million in the United States.
At December 31, 2016, the deferred tax assets (after valuation allowance) included tax loss carryforwards of $20 million in Singapore, $5 million in France, $1 million in Ireland, and $1 million in Hong Kong, which can be carried forward for an unlimited period of time, and $2 million in Canada, which can be carried forward for 20 years. At December 31, 2015, the deferred tax assets (after valuation allowance) included tax loss carryforwards of $19 million in Singapore, which can be carried forward for an unlimited period of time, $3 million in Ireland, which can be carried forward for an unlimited period of time, and $0.3 million in the United States, which can be carried forward for 20 years, and foreign tax credit carryforwards of $5 million in Ireland, which can be carried forward for an unlimited period of time.
The total amount of unrecognized tax benefits for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	January 1, 2016	Changes in tax positions taken during a prior period	Tax positions taken during the current period	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2016
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$22,255	$(13,728)	$688	$(112)	$(381)	$8,722
Interest and penalties recognized on the above	1,583	(573)	5	(11)	(36)	968
Total unrecognized tax benefits, including interest and penalties	$23,838	$(14,301)	$693	$(123)	$(417)	$9,690

	January 1, 2015	Changes in tax positions taken during a prior period	Tax positions taken during the current period	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2015
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$18,266	$29	$8,683	$(3,039)	$(1,684)	$22,255
Interest and penalties recognized on the above	566	716	261	(24)	64	1,583
Total unrecognized tax benefits, including interest and penalties	$18,832	$745	$8,944	$(3,063)	$(1,620)	$23,838

	January 1, 2014	Changes in tax positions taken during a prior period	Tax positions taken during the current period	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2014
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$19,353	$1,338	$5,142	$(5,197)	$(2,370)	$18,266
Interest and penalties recognized on the above	1,215	259	—	(792)	(116)	566
Total unrecognized tax benefits, including interest and penalties	$20,568	$1,597	$5,142	$(5,989)	$(2,486)	$18,832

For the years ended December 31, 2016, 2015 and 2014, there were no unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Company’s Consolidated Balance Sheets and its tax basis. The Company recognizes interest and penalties as income tax expense in its Consolidated Statements of Operations.
At December 31, 2016, the unrecognized tax benefit which is reasonably possible to change within twelve months is $2 million primarily relating to the expected expiration of the statute of limitations on certain tax positions.